Leases - Supplemental consolidated balance sheet information, operating leases (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	€ 42,273	€ 45,028
Current operating lease liabilities	2,301	4,538
Long-term operating lease liabilities	38,434	40,729
Total operating lease liabilities	€ 40,735	€ 45,267
Weighted average remaining lease term	14 years 4 months 24 days	14 years 7 months 6 days
Weighted average discount rate	3.40%	3.40%